Pabrai Wagons Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 95.3%	Shares	Value
Beverages - 17.4%
Turkey - 17.4%
Anadolu Efes Biracilik Ve Malt Sanayii AS	350,980	1,640,585
Coca-Cola Icecek AS	72,861	1,266,832
		2,907,417
Broadline Retail - 2.3%
United States - 2.3%
Amazon.com, Inc.(a)	2,159	389,440

Capital Markets - 1.9%
Canada - 1.9%
Brookfield Corp.	7,725	323,446

Household Durables - 3.8%
United States - 3.8%
PulteGroup, Inc.	5,306	640,010

Metals & Mining - 22.4%
Cayman Islands - 4.0%
Mongolian Mining Corp.(a)	353,573	418,984
Mongolian Mining Corp.(a)	210,000	244,270
United States - 18.4%
Alpha Metallurgical Resources, Inc.	5,110	1,692,279
Arch Resources, Inc.	4,067	653,933
Warrior Met Coal, Inc.	11,950	725,365
		3,734,831
Oil, Gas & Consumable Fuels - 8.2%
United States - 8.2%
CONSOL Energy, Inc.	8,393	702,998
Occidental Petroleum Corp.	10,341	672,061
		1,375,059
Software - 13.1%
Canada - 11.3%
Constellation Software, Inc.	237	647,374
Constellation Software, Inc.	1	2,734
Lumine Group, Inc.(a)	23,574	623,222
Tiny Ltd.(a)	74,684	126,812
Topicus.com, Inc.	5,489	491,702
Topicus.com, Inc.	5	443
		1,892,287
United States - 1.8%
Microsoft Corp.	695	292,400

Specialty Retail - 15.9%
United States - 15.9%
Asbury Automotive Group, Inc.(a)	2,759	650,517
AutoNation, Inc.(a)	4,028	666,956
Group 1 Automotive, Inc.	2,313	675,928
Lithia Motors, Inc.	2,193	659,786
		2,653,187
Transportation Infrastructure - 10.3%
Turkey - 10.3%
TAV Havalimanlari Holding AS(a)	312,883	1,722,620
TOTAL COMMON STOCKS (Cost $15,380,269)		15,930,697

CONVERTIBLE BONDS - 0.4%	Par	Value
Passenger Airlines - 0.4%
United States - 0.4%
Spirit Airlines, Inc., 1.00%, 05/15/2026	150,000	70,695
TOTAL CONVERTIBLE BONDS (Cost $66,776)		70,695

SHORT-TERM INVESTMENTS - 9.2%
Money Market Funds - 9.2%	Shares
United States — 9.2%
First American Treasury Obligations Fund - Class X, 5.21%(b)	1,541,616	1,541,616

TOTAL SHORT-TERM INVESTMENTS (Cost $1,541,616)		1,541,616

TOTAL INVESTMENTS - 104.9% (Cost $16,988,661)		$17,543,008
Liabilities in Excess of Other Assets - (4.9)%		(826,202)
TOTAL NET ASSETS - 100.0%		$16,716,806

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Summary of Fair Value Disclosure at March 31, 2024 (Unaudited)

The Pabrai Wagons Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024. See the Schedule of Investments for an industry breakout.

Pabrai Wagons Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	12,360,026	3,570,671	–	15,930,697
Convertible Bonds	–	70,695	–	70,695
Money Market Funds	1,541,616	–	–	1,541,616
Total Assets	13,901,642	3,641,366	–	17,543,008

Refer to the Schedule of Investments for industry classifications.

Allocation of Portfolio Holdings by Country as of March 31, 2024
(% of Net Assets)
United States	$10,033,984	60.0%
Turkey	4,630,037	27.7
Canada	2,215,733	13.2
Cayman Islands	663,254	4.0
Liabilities in Excess of Other Assets	(826,202)	(4.9)
	$16,716,806	100.0%